Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 46,834	$ 20,658
Fees receivable	15,393	7,481
Short-term investments	225	754	[1]
Other assets	14,657	13,496
Income taxes recoverable	2,079	1,189
Total current assets	79,188	43,578
Non-current
Co-investments	72,848	93,528
Other assets	27,279	25,769	[1]
Property and equipment, net	19,185	10,856
Intangible assets	168,254	182,902
Goodwill	19,149	19,149
Deferred income taxes	2,895	3,053
Total non-current assets	309,610	335,257
Total assets	388,798	378,835
Current
Accounts payable and accrued liabilities	7,605	12,647
Compensation payable	11,829	7,822
Income taxes payable	10,844	980
Total current liabilities	30,278	21,449
Non-current
Other accrued liabilities	22,958	16,637
Loan facility	0	24,237
Deferred income taxes	11,914	10,807
Total liabilities	65,150	73,130
Shareholders' equity
Capital stock	450,127	434,764
Contributed surplus	36,267	35,281
Deficit	(67,255)	(89,402)
Accumulated other comprehensive loss	(95,491)	(74,938)
Total shareholders' equity	323,648	305,705
Total liabilities and shareholders' equity	388,798	378,835
Commitments and provisions

[1]	(1) Prior period figures have been reclassified to conform with current presentation